Stock-Based Compensation - Assumptions Used to Fair Value Restricted Stock Grants (Details) - Restricted Stock Units (Market Condition) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
August 2024 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	37.90%
Risk free interest rate	3.90%
Expected life in years	3 years
JHX stock price at grant date (A$ per share)	$ 51.99
Number of restricted stock units (in shares)	396,949
September 2023 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)		0.00%
Expected volatility		35.40%
Risk free interest rate		4.60%
Expected life in years		3 years
JHX stock price at grant date (A$ per share)		$ 46.72
Number of restricted stock units (in shares)		451,945